CECL (Details 16) SFr in Millions	12 Months Ended
Dec. 31, 2021 CHF (SFr)
Other financial assets, held at amortized cost, Allowance for Credit Loss [Line Items]
Purchases	SFr 196
Bank
Other financial assets, held at amortized cost, Allowance for Credit Loss [Line Items]
Purchases	SFr 196